Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2018
Distribution Date:	4/13/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$26,909,541,600

OSFI Covered Bond Limit			$37,236,907,476

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2018
Distribution Date:	4/13/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	P-1(cr) / Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / A1	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 and BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2018
Distribution Date:	4/13/2018

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$26,909,541,600

A = Lesser of (i) LTV Adjusted Loan Balance and			35,105,051,839		A (i)	38,157,665,042
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	35,105,051,839
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			416,866,082
Total: A + B + C + D + E - F			34,688,185,757

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			108.8%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			28,384,945,949

A = lesser of (i) Present Value of outstanding loan balance of			37,791,134,469		A (i)	37,791,134,469
Performing Eligible Loans(5) and (ii) 80% of Market Value of					A (ii)	69,795,117,479
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			37,791,134,469

Intercompany Loan Balance

Guarantee Loan			29,269,552,206
Demand Loan			9,649,021,389
Total			38,918,573,595

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
April 13, 2018	N/A		N/A

Portfolio Flow of Funds

	28-Mar-18		28-Feb-18
Cash Inflows
Principal Receipts	423,118,696.81		388,814,489.26
Sale of Loans	77,355,884.85		121,266,411.41
Revenue Receipts	85,692,977.92		86,944,253.88
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(85,497,753.86)	(7)	(86,819,515.31)	(8)
Purchase of Loans	(26,256,773.37)		(46,170,701.48)
Intercompany Loan Repayment	(474,217,808.29)	(7)	(463,910,199.19)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(18.67)		(56.44)
Net Inflows/(Outflows)	195,205.39		124,682.13

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.2525%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on April 17th, 2018.

(8) This amount was paid out on March 19th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2018
Distribution Date:	4/13/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$38,621,440,494
Current Month Ending Balance(1)	$38,147,262,201
Number of Mortgage Loans in Pool	180,682
Average Loan Size	$211,129
Number of Primary Borrowers	156,453
Number of Properties	162,836

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.40%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.25%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.20%
Weighted Average Seasoning of Loans in the Portfolio	21.50	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.77%
Weighted Average Original Term of Loans in the Portfolio	54.29	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	32.79	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	37.18	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	180,593	99.95%	38,127,198,096	99.95%
30 to 59 Days Past Due	80	0.04%	18,639,044	0.05%
60 to 89 Days Past Due	9	0.00%	1,425,061	0.00%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	180,682	100.00%	38,147,262,201	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,551	11.37%	4,879,794,108	12.79%
British Columbia	24,284	13.44%	6,864,718,964	18.00%
Manitoba	3,379	1.87%	491,049,856	1.29%
New Brunswick	4,409	2.44%	465,207,930	1.22%
Newfoundland	4,572	2.53%	677,324,209	1.78%
Northwest Territories	53	0.03%	10,803,661	0.03%
Nova Scotia	6,656	3.68%	883,183,710	2.32%
Nunavut	-	0.00%	-	0.00%
Ontario	91,151	50.45%	19,688,493,109	51.61%
Prince Edward Island	906	0.50%	101,440,054	0.27%
Quebec	19,182	10.62%	3,018,478,787	7.91%
Saskatchewan	5,225	2.89%	1,004,684,489	2.63%
Yukon	314	0.17%	62,083,325	0.16%
Total	180,682	100.00%	38,147,262,201	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,509	1.39%	553,739,429	1.45%
599 or less	1,390	0.77%	274,367,100	0.72%
600 - 650	3,160	1.75%	682,967,052	1.79%
651 - 700	11,355	6.28%	2,521,691,650	6.61%
701 - 750	22,960	12.71%	5,156,812,088	13.52%
751 - 800	34,201	18.93%	7,683,878,499	20.14%
801 and Above	105,107	58.17%	21,273,806,383	55.77%
Total	180,682	100.00%	38,147,262,201	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2018
Distribution Date:	4/13/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	140,504	77.76%	28,060,074,030	73.56%
Variable	40,178	22.24%	10,087,188,171	26.44%
Total	180,682	100.00%	38,147,262,201	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	143,714	79.54%	28,154,784,573	73.81%
Non-STEP	36,968	20.46%	9,992,477,628	26.19%
Total	180,682	100.00%	38,147,262,201	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,943	7.72%	3,205,433,288	8.40%
Owner Occupied	166,739	92.28%	34,941,828,913	91.60%
Total	180,682	100.00%	38,147,262,201	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	40,937	22.66%	9,487,653,110	24.87%
2.5000 - 2.9999	100,389	55.56%	19,909,849,853	52.19%
3.0000 - 3.4999	35,582	19.69%	8,087,274,221	21.20%
3.5000 - 3.9999	2,986	1.65%	539,315,344	1.41%
4.0000 - 4.4999	474	0.26%	78,896,733	0.21%
4.5000 - 4.9999	136	0.08%	19,357,159	0.05%
5.0000 - 5.4999	108	0.06%	10,728,401	0.03%
5.5000 and Above	70	0.04%	14,187,380	0.04%
Total	180,682	100.00%	38,147,262,201	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,034	10.53%	1,518,970,552	3.98%
20.01-25.00	8,017	4.44%	1,088,960,723	2.85%
25.01-30.00	8,959	4.96%	1,457,040,214	3.82%
30.01-35.00	10,570	5.85%	2,034,740,314	5.33%
35.01-40.00	12,647	7.00%	2,659,298,457	6.97%
40.01-45.00	14,385	7.96%	3,214,936,013	8.43%
45.01-50.00	16,009	8.86%	3,711,267,093	9.73%
50.01-55.00	17,658	9.77%	4,169,658,367	10.93%
55.01-60.00	18,822	10.42%	4,574,170,331	11.99%
60.01-65.00	16,150	8.94%	4,062,154,668	10.65%
65.01-70.00	14,776	8.18%	3,785,325,557	9.92%
70.01-75.00	12,669	7.01%	3,148,538,273	8.25%
75.01-80.00	8,241	4.56%	2,072,390,720	5.43%
80.01-90.00	2,602	1.44%	623,044,364	1.63%
90.01-100.00	118	0.07%	22,686,854	0.06%
Over 100.00	25	0.01%	4,079,702	0.01%
Total	180,682	100.00%	38,147,262,201	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2018
Distribution Date:	4/13/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	22,112	12.24%	4,004,781,466	10.50%
12.00 - 23.99	30,291	16.76%	5,291,206,052	13.87%
24.00 - 35.99	47,479	26.28%	9,694,019,565	25.41%
36.00 - 41.99	30,957	17.13%	7,352,475,774	19.27%
42.00 - 47.99	30,647	16.96%	7,523,488,247	19.72%
48.00 - 53.99	12,591	6.97%	2,846,315,264	7.46%
54.00 - 59.99	5,395	2.99%	1,193,882,839	3.13%
60.00 - 65.99	910	0.50%	184,118,402	0.48%
66.00 - 71.99	131	0.07%	24,549,485	0.06%
72.00 and Above	169	0.09%	32,425,108	0.08%
Total	180,682	100.00%	38,147,262,201	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	48,364	26.77%	2,902,747,282	7.61%
100,000 - 149,999	29,635	16.40%	3,706,598,207	9.72%
150,000 - 199,999	27,237	15.07%	4,748,698,500	12.45%
200,000 - 249,999	21,720	12.02%	4,871,207,167	12.77%
250,000 - 299,999	16,416	9.09%	4,492,249,043	11.78%
300,000 - 349,999	10,867	6.01%	3,516,088,083	9.22%
350,000 - 399,999	7,393	4.09%	2,761,536,056	7.24%
400,000 - 449,999	4,783	2.65%	2,025,854,458	5.31%
450,000 - 499,999	3,583	1.98%	1,696,969,735	4.45%
500,000 - 549,999	2,479	1.37%	1,298,673,681	3.40%
550,000 - 599,999	2,024	1.12%	1,160,517,967	3.04%
600,000 - 649,999	1,400	0.77%	873,651,268	2.29%
650,000 - 699,999	1,007	0.56%	678,272,137	1.78%
700,000 - 749,999	797	0.44%	577,391,735	1.51%
750,000 - 799,999	584	0.32%	451,576,434	1.18%
800,000 - 849,999	502	0.28%	413,745,532	1.08%
850,000 - 899,999	437	0.24%	381,405,946	1.00%
900,000 - 949,999	373	0.21%	344,870,453	0.90%
950,000 - 999,999	244	0.14%	237,217,940	0.62%
1,000,000 or Greater	837	0.46%	1,007,990,579	2.64%
Total	180,682	100.00%	38,147,262,201	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,537	16.35%	5,797,786,742	15.20%
Single Family	143,709	79.54%	30,589,351,214	80.19%
Multi Family	6,630	3.67%	1,594,232,959	4.18%
Other	806	0.45%	165,891,285	0.43%
Total	180,682	100.00%	38,147,262,201	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2018
Distribution Date:	4/13/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	80,871,896	56,259,643	79,970,965	95,945,889	118,979,841	147,373,851	206,884,238	244,986,282	386,661,470	481,783,695	597,770,100	984,227,414	1,120,658,854	276,043,112	1,376,858	-	4,879,794,108	12.79%
\	Current and Less Than 30 Days Past Due	80,871,896	56,192,210	79,970,965	95,945,889	118,979,841	147,373,851	206,884,238	244,986,282	386,351,387	481,481,152	597,770,100	983,764,383	1,119,488,340	275,884,200	1,376,858	-	4,877,321,593	99.95%
\	30 to 59 Days Past Due	-	67,433	-	-	-	-	-	-	310,082	302,543	-	463,030	1,170,514	158,912	-	-	2,472,515	0.05%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	436,460,372	289,107,816	411,232,349	555,386,346	731,271,044	846,033,507	886,552,135	708,882,033	639,383,238	579,506,467	438,666,021	235,621,657	98,673,495	7,137,726	355,734	449,024	6,864,718,964	18.00%
	Current and Less Than 30 Days Past Due	436,460,372	288,668,669	411,176,830	554,813,387	730,299,089	845,680,266	886,045,965	708,672,534	639,383,238	579,506,467	438,666,021	235,621,657	98,673,495	7,137,726	355,734	449,024	6,861,610,476	99.95%
\	30 to 59 Days Past Due	-	439,147	-	197,325	971,954	353,240	506,169	209,498	-	-	-	-	-	-	-	-	2,677,334	0.04%
\	60 to 89 Days Past Due	-	-	55,519	375,635	-	-	-	-	-	-	-	-	-	-	-	-	431,154	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,648,969	8,182,921	9,108,753	13,097,737	18,174,721	22,381,455	36,057,659	38,210,296	51,089,443	64,679,948	77,890,490	103,142,780	38,694,636	1,073,651	616,397	-	491,049,856	1.29%
\	Current and Less Than 30 Days Past Due	8,648,969	8,182,921	9,108,753	13,097,737	18,174,721	22,381,455	36,057,659	38,210,296	51,089,443	64,679,948	77,890,490	103,142,780	38,490,538	1,073,651	616,397	-	490,845,757	99.96%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	204,099	-	-	-	204,099	0.04%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,431,261	9,755,219	9,547,893	13,506,218	22,171,495	34,068,235	50,941,306	81,513,569	92,828,471	65,092,005	49,991,060	18,738,615	6,438,128	184,456	-	-	465,207,930	1.22%
\	Current and Less Than 30 Days Past Due	10,431,261	9,755,219	9,547,893	13,506,218	22,086,258	34,013,873	50,667,407	81,237,397	92,745,886	65,092,005	49,991,060	18,738,615	6,438,128	184,456	-	-	464,435,677	99.83%
\	30 to 59 Days Past Due	-	-	-	-	85,237	54,361	273,898	276,173	82,585	-	-	-	-	-	-	-	772,254	0.17%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,638,640	8,911,210	12,700,202	19,328,632	30,554,595	42,450,757	69,697,834	106,272,318	149,974,801	84,175,466	76,781,216	37,974,242	24,747,503	2,116,791	-	-	677,324,209	1.78%
\	Current and Less Than 30 Days Past Due	11,638,640	8,911,210	12,700,202	19,328,632	30,554,595	42,450,757	69,697,834	105,604,431	149,974,801	84,175,466	76,781,216	37,974,242	24,747,503	2,116,791	-	-	676,656,321	99.90%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	382,809	-	-	-	-	-	-	-	-	382,809	0.06%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	285,078	-	-	-	-	-	-	-	-	285,078	0.04%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	475,941	221,623	284,994	217,562	-	1,430,367	1,130,194	1,930,141	1,645,768	1,858,386	876,424	-	732,260	-	-	-	10,803,661	0.03%
\	Current and Less Than 30 Days Past Due	475,941	221,623	284,994	217,562	-	1,430,367	1,130,194	1,930,141	1,645,768	1,858,386	876,424	-	732,260	-	-	-	10,803,661	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,650,392	17,146,849	21,748,080	26,042,209	39,457,881	53,227,382	82,964,026	130,649,003	184,298,391	112,363,401	116,910,452	52,717,590	22,313,364	1,270,529	424,162	-	883,183,710	2.32%
\	Current and Less Than 30 Days Past Due	21,650,392	17,146,849	21,748,080	26,042,209	39,457,881	53,018,455	82,964,026	130,649,003	184,142,693	112,363,401	116,910,452	52,717,590	22,313,364	1,270,529	424,162	-	882,819,086	99.96%
\	30 to 59 Days Past Due	-	-	-	-	-	208,926	-	-	155,698	-	-	-	-	-	-	-	364,624	0.04%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	853,481,913	632,009,741	823,693,381	1,189,880,533	1,527,470,195	1,857,380,328	2,084,437,115	2,434,775,475	2,517,238,858	2,128,294,674	1,804,657,209	997,974,015	493,431,638	322,483,636	18,108,335	3,176,063	19,688,493,109	51.61%
\	Current and Less Than 30 Days Past Due	853,075,338	631,768,918	823,571,635	1,189,662,590	1,526,793,864	1,855,643,399	2,082,686,580	2,433,760,989	2,517,020,217	2,126,047,156	1,804,657,209	997,974,015	493,431,638	322,483,636	18,108,335	3,176,063	19,679,861,581	99.96%
\	30 to 59 Days Past Due	355,848	240,823	121,746	217,944	568,476	1,736,929	1,610,253	853,852	218,641	2,247,518	-	-	-	-	-	-	8,172,032	0.04%
\	60 to 89 Days Past Due	50,727	-	-	-	107,855	-	140,282	160,634	-	-	-	-	-	-	-	-	459,497	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,907,631	2,049,694	2,283,563	2,981,739	3,714,508	7,594,673	10,089,336	21,256,635	20,534,994	10,374,005	10,574,027	4,883,243	2,196,005	-	-	-	101,440,054	0.27%
\	Current and Less Than 30 Days Past Due	2,907,631	2,049,694	2,283,563	2,981,739	3,714,508	7,545,082	10,089,336	21,256,635	20,534,994	10,374,005	10,574,027	4,883,243	2,196,005	-	-	-	101,390,463	99.95%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	49,592	-	-	-	-	-	-	-	-	-	-	49,592	0.05%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	71,187,500	48,068,902	63,906,612	88,793,545	120,492,309	136,843,889	182,868,172	242,925,984	282,341,105	373,754,639	485,223,533	660,191,295	247,898,571	11,722,751	1,805,367	454,615	3,018,478,787	7.91%
\	Current and Less Than 30 Days Past Due	71,187,500	48,046,284	63,906,612	88,793,545	120,492,309	136,843,889	182,868,172	242,865,375	281,772,994	373,382,499	484,743,818	659,894,650	247,558,121	11,722,751	1,805,367	454,615	3,016,338,500	99.93%
\	30 to 59 Days Past Due	-	22,618	-	-	-	-	-	60,610	368,371	372,140	479,715	296,644	340,450	-	-	-	1,940,548	0.06%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	199,740	-	-	-	-	-	-	-	199,740	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,614,977	15,679,304	20,889,660	26,849,214	43,924,779	59,240,054	93,683,731	146,988,394	240,809,531	154,748,553	118,537,750	48,998,170	14,708,662	1,011,711	-	-	1,004,684,489	2.63%
\	Current and Less Than 30 Days Past Due	18,614,977	15,679,304	20,889,660	26,849,214	43,924,779	58,806,736	93,683,731	146,988,394	240,809,531	153,997,778	118,069,011	48,998,170	14,708,662	1,011,711	-	-	1,003,031,658	99.84%
\	30 to 59 Days Past Due	-	-	-	-	-	433,318	-	-	-	750,774	468,739	-	-	-	-	-	1,652,831	0.16%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,601,060	1,567,802	1,673,761	2,710,690	3,087,089	6,911,515	5,961,347	11,268,238	7,364,263	5,523,431	7,447,274	4,069,253	1,897,603	-	-	-	62,083,325	0.16%
\	Current and Less Than 30 Days Past Due	2,601,060	1,567,802	1,673,761	2,710,690	3,087,089	6,911,515	5,961,347	11,268,238	7,364,263	5,523,431	7,447,274	4,069,253	1,897,603	-	-	-	62,083,325	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,518,970,552	1,088,960,723	1,457,040,214	2,034,740,314	2,659,298,457	3,214,936,013	3,711,267,093	4,169,658,367	4,574,170,331	4,062,154,668	3,785,325,557	3,148,538,273	2,072,390,720	623,044,364	22,686,854	4,079,702	38,147,262,201	100.00%
	Current and Less Than 30 Days Past Due	1,518,563,977	1,088,190,702	1,456,862,948	2,033,949,411	2,657,564,935	3,212,099,647	3,708,736,490	4,167,429,714	4,572,835,214	4,058,481,693	3,784,377,103	3,147,778,598	2,070,675,657	622,885,452	22,686,854	4,079,702	38,127,198,096	99.95%
	30 to 59 Days Past Due	355,848	770,021	121,746	415,269	1,625,667	2,786,775	2,390,321	1,782,942	1,135,376	3,672,975	948,454	759,675	1,715,063	158,912	-	-	18,639,044	0.05%
	60 to 89 Days Past Due	50,727	-	55,519	375,635	107,855	49,592	140,282	445,712	199,740	-	-	-	-	-	-	-	1,425,061	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/28/2018
Distribution Date:	4/13/2018

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	26,431,974	20,522,727	30,656,535	34,836,661	44,835,000	50,579,579	56,434,164	48,093,787	48,031,500	45,290,472	47,103,691	37,191,335	45,546,195	16,579,003	1,606,807	-	553,739,429	1.45%
<=599	3,897,623	4,141,926	6,455,199	15,247,504	19,135,746	36,639,261	34,892,059	34,220,714	27,282,157	31,252,213	24,841,611	18,760,431	14,510,999	3,089,656	-	-	274,367,100	0.72%
600-650	11,623,382	9,385,468	15,645,025	26,625,151	39,892,470	67,821,325	71,178,424	79,570,512	94,388,338	77,355,929	78,457,884	63,361,622	37,103,671	10,331,653	226,198	-	682,967,052	1.79%
651-700	42,505,754	36,006,841	50,356,950	90,768,001	147,924,443	190,222,475	226,663,382	274,457,882	348,838,736	307,879,154	320,974,116	255,974,847	175,651,629	50,493,383	2,920,307	53,749	2,521,691,650	6.61%
701-750	111,590,178	98,216,788	128,679,488	195,835,418	300,835,362	387,202,926	476,506,374	567,692,889	673,625,881	630,698,892	605,800,813	532,228,255	353,765,722	91,043,066	3,090,035	-	5,156,812,088	13.52%
751-800	209,019,366	159,375,857	222,197,945	340,573,657	465,548,518	607,750,478	743,855,722	867,914,659	976,460,717	883,784,056	876,257,015	708,404,963	468,367,638	147,690,617	6,157,381	519,910	7,683,878,499	20.14%
>800	1,113,902,274	761,311,116	1,003,049,071	1,330,853,923	1,641,126,918	1,874,719,969	2,101,736,968	2,297,707,923	2,405,543,003	2,085,893,953	1,831,890,427	1,532,616,820	977,444,864	303,816,985	8,686,126	3,506,043	21,273,806,383	55.77%
Total	1,518,970,552	1,088,960,723	1,457,040,214	2,034,740,314	2,659,298,457	3,214,936,013	3,711,267,093	4,169,658,367	4,574,170,331	4,062,154,668	3,785,325,557	3,148,538,273	2,072,390,720	623,044,364	22,686,854	4,079,702	38,147,262,201	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.